(34) NON-CASH TRANSACTION (Tables)	12 Months Ended
Dec. 31, 2018
Noncash Transaction Tables Abstract
Schedule of non cash transactions
	December 31, 2018	December 31, 2017	December 31, 2016
Transactions resulting from business combinations
Borrowings and debentures	-	-	(1,156,621)
Concession financial asset	-	(12,338)	876,281
Intangible asset	-	(22,165)	1,870,268
Property, plant and equipment	-	(4,800)	-
Other net assets acquired	-	-	1,911
	-	(39,303)	1,591,839
Cash and cash equivalents acquired in the business combination	-	-	(95,164)
Consideration paid in the acquisition, net	-	(39,303)	1,496,675

Other transactions
Capital increase through earnings reserves	-	-	392,272
Escrow deposits to property, plant and equipment	-	4	3,418
Interest capitalized in property, plant and equipment	10,591	29,817	54,744
Interest capitalized in concession intangible asset - distribution infraestruture	18,015	20,726	13,349
Reversal of contingencies against intangible assets	-	-	7,591
Repayment of intercompany loans with of noncontrolling shareholders' dividends	377	259	-
Provision for environmental costs capitalized in property, plant and equipment	1,684	41,213	-
Transfers between property, plant and equipment and other assets	5,515	32,600	14,592